     As filed with the Securities and Exchange Commission on April 11, 2000

                                     Registration Nos. 333-83071 and 811-09477



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                        Pre-Effective Amendment No. 1                      |X|

                       Post-Effective Amendment No. _                      |_|

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                                 Amendment No. 2                           |X|

                          ING VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1475 Dunwoody Drive
                             West Chester, PA 19380

               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (877) 463-6464

                                 Louis S. Citron
                       ING Mutual Funds Management Co. LLC
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                     (Name and Address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

         |_| Immediately upon filing pursuant to paragraph (b)


         |_| 60 days after filing pursuant to paragraph (a)(1)


         |_| 75 days after filing pursuant to paragraph (a)(2)


         |_| On (date) pursuant to paragraph (b)


         |_| On (date) pursuant to paragraph (a)(1)


         |_| On (date) pursuant to paragraph (a)(2) of Rule 485.


         If appropriate, check the following box:

         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
                Shares of Beneficial Interest, par value $0.001.

ING VARIABLE INSURANCE TRUST PROSPECTUS

April 28, 2000








                         Stock Funds

                                  ING Large Cap Growth Fund
                                  ING Growth & Income Fund
                                  ING International Equity Fund
                                  ING Global Brand Names Fund


                         Lifestyle Fund of Funds

                                  ING Income Allocation Fund
                                  ING Balanced Allocation Fund
                                  ING Growth Allocation Fund
                                  ING Aggressive Growth Allocation Fund




















This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                  [INSERT ING [LION LOGO] FUNDS]

                                TABLE OF CONTENTS


                                                                                                      Page
                                                                                                      ----
FUNDS AT A GLANCE........................................................................................1

STOCK FUNDS..............................................................................................4
         ING Large Cap Growth Fund.......................................................................4
         ING Growth & Income Fund........................................................................5
         ING International Equity Fund...................................................................6
         ING Global Brand Names Fund.....................................................................7

LIFESTYLE FUND OF FUNDS..................................................................................9
         ING Income Allocation Fund......................................................................9
         ING Balanced Allocation Fund...................................................................11
         ING Growth Allocation Fund.....................................................................13
         ING Aggressive Growth Allocation Fund..........................................................16

FEES AND EXPENSES.......................................................................................19

MANAGEMENT OF THE FUNDS.................................................................................20

PURCHASE OF SHARES......................................................................................23

REDEMPTION OF SHARES....................................................................................23

PRICING OF SHARES.......................................................................................23

DIVIDENDS, DISTRIBUTIONS AND TAXES......................................................................24

MORE INFORMATION RELATED TO INVESTMENTS BY THE LIFESTYLE FUND OF FUNDS..................................24

MORE INFORMATION ABOUT RISKS............................................................................27

OBTAINING ADDITIONAL INFORMATION........................................................................31

                                FUNDS AT A GLANCE


Stock Funds

The following Funds are open-end funds that invest primarily in securities issued by operating companies or governments. The following Funds generally do not invest in other investment companies.

ING LARGE CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity
                           securities issued by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                You could lose money.  Other risks include price
                           volatility and risks, as discussed herein, related to investments in growth-oriented equity securities.

ING GROWTH & INCOME FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of income-producing equity
                           securities.

Main Risks:                You could lose money. Other risks include
                           price volatility and risks, as discussed herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

ING INTERNATIONAL EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in equity securities. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

ING GLOBAL BRAND NAMES FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in equity securities and maintaining a non-diversified portfolio. The Fund also will experience risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

Lifestyle Fund of Funds

The following Funds are open-end funds that invest primarily in the ING Funds. The ING Funds in which the Funds may invest are ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Focus Fund, ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING International Bond Fund, and ING Money Market Fund.

ING Mutual Funds Management Co. LLC (the "Investment Manager") in its sole discretion may also make investments for the Funds in other non-affiliated funds. Investors in the following Funds will indirectly bear the operating expenses of the underlying funds in addition to the Fund's operating expenses. The underlying funds also may simultaneously buy and sell the same security, thereby accruing commission costs without accomplishing any investment purpose.

ING INCOME ALLOCATION FUND

Investment Objective:      Primary - income; Secondary - long-term capital
                           appreciation.

Main Investments:          A non-diversified portfolio consisting of funds that
                           focus on fixed income investments. However, up to 20% of the portfolio's gross assets could be invested in funds that focus on equity investments. Up to 30% of the portfolio's gross assets may be invested in funds that focus on investments outside of the United
                           States.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in fixed income funds (for example, sensitivity to interest rate fluctuations). The Fund also will experience risks related to investments in equity funds and foreign funds (for example, currency exchange rate fluctuations).

ING BALANCED ALLOCATION FUND

Investment Objective:      A balance between income and capital appreciation.

Main Investments:          A non-diversified portfolio consisting of a balance
                           of funds that focus on equity investments and fixed income investments. Up to 40% of the portfolio's gross assets may be invested in funds that focus on investments outside of the United States.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in equity funds and fixed income funds (for example, sensitivity to interest rate fluctuations). The Fund also will experience risks related to investments in foreign funds (for example, currency exchange rate fluctuations).

ING GROWTH ALLOCATION FUND

Investment Objective:      Primary - long-term capital appreciation; Secondary -
                           income.

Main Investments:          A non-diversified portfolio consisting of funds that
                           focus on equity investments. However, up to 30% of the portfolio's gross assets could be invested in funds that focus on fixed income investments. Up to 30% of the portfolio's gross assets may be invested in funds that focus on investments outside of the United States.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in equity funds . The Fund also will experience risks related to investments in fixed income funds (for example, sensitivity to interest rate fluctuations) and foreign funds (for example, currency exchange rate fluctuations).

ING AGGRESSIVE GROWTH ALLOCATION FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio consisting of funds that
                           focus on equity investments. Over 50% of the portfolio's gross assets may be invested in funds that focus on investments outside of the United
                           States.

Main Risks:                You could lose money. Other risks include price
                           volatility and risks, as discussed herein, related to investments in equity funds and foreign funds (for example, currency exchange rate fluctuations).

                                   STOCK FUNDS

ING LARGE CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. As a general matter, the Fund expects these investments to be in common stocks.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

                  - First, the universe of companies is screened using models developed by the Sub-Adviser to create a list of possible investments;

                  - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of company management and other factors that are more subjective and require the extensive practical experience of the portfolio managers;

                  - Third, the Sub-Adviser evaluates the return, valuation and risk of the remaining potential investments against a defined peer group; and

                  - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

         A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

         - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Large Cap Growth Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING GROWTH & INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income and to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

                  - First, the universe of companies is screened using models developed by the Sub-Adviser to rank possible investments;

                  - Second, the Sub-Adviser researches the companies identified by the screening models. This research includes a review of earnings, sales and growth, as well as the impact of broad economic trends found within the economy upon possible investments;

                  - Third, in order to help manage the risk of the portfolio, the characteristics of the portfolio are evaluated against certain market benchmarks.

         A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

         - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

         - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Growth & Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING INTERNATIONAL EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries.

         As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion. The Fund may also use options and futures contracts involving foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

                  - First, the Sub-Advisers perform a comprehensive analysis of the relative value of geographic regions to determine the degree of representation of such geographic regions in the Fund's portfolio;

                  - Second, such determinations are reviewed by an independent committee within the Sub-Advisers;

                  - Third, the Sub-Advisers select investments within the selected geographical regions based on comprehensive fundamental analysis; and

                  - Finally, in-house traders use specially developed computer programs to efficiently purchase the targeted securities.

         A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be affected by the following risks, among others:


         - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Emerging Market Risk. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         - Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the underlying security or currency, as well as credit risk with respect to the counterparty to the derivative instrument. The use of derivatives may reduce returns.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING International Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING GLOBAL BRAND NAMES FUND


         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which, in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

         In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

                  - First, demand for brand name products should rise as global consumer tastes become more uniform;

                  - Second, large companies that can leverage doing business on a larger scale have enhanced profit potential;

                  - Third, perceived product quality and reliability facilitates sales;

                  -        Fourth, greater recognition leads to brand loyalty;
                           and

                  - Finally, brand extensions, or the ability to leverage a company's established brand, provide opportunities for growth.

         The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio with securities that offer growth at a reasonable price. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

         A more detailed discussion of the Principal Investment Strategies is available in the Statement of Additional Information under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Brand Names Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                             LIFESTYLE FUND OF FUNDS

ING INCOME ALLOCATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors primarily with income and secondarily with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund is a fund of funds. Under normal market conditions, the Fund will operate as a non-diversified fund and invest primarily in funds that focus on fixed income investments. Up to 20% of the portfolio's gross assets could be invested in funds that focus on equity investments, and up to 30% of the portfolio's gross assets could be invested in funds that focus on non-U.S. investments.

         The Investment Manager periodically adjusts the allocation of the Fund's assets primarily among different ING Funds depending upon the Investment Manager's outlook for the different sectors of the bond market and, to a lesser degree, the equity markets. In assessing the bond markets, the Investment Manager considers a broad range of economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The Fund's underlying fixed income funds invest in a wide variety of investment objectives and policies. In selecting equity funds, the Investment Manager tends to emphasize underlying funds that focus upon large capitalization stocks. However, the Investment Manager may invest in underlying equity funds that have a range of investment objectives and policies.

         Each portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds. Target Range is the range in which the manager may vary from the Target Allocation.

Target Allocation                     Underlying Funds and Target Percentage of Portfolio
-----------------                     ---------------------------------------------------
Equity Funds               10%        ING Money Market Fund                                    5%-50%

Fixed Income Funds         90%        ING Intermediate Bond Fund                               0%-50%

                                      ING High Yield Bond Fund                                 0%-40%

Target Range                          ING International Bond Fund                              0%-30%

Equity Funds               0-20%      ING Growth & Income Fund                                 0%-20%

Fixed Income Funds        80-100%     ING Large Cap Growth Fund                                0%-20%

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks in addition to those described on page 24, among others:

         - Price Volatility. The value of the Fund will decrease if the value of its investments represented by the underlying funds decrease.

         - Risks of Fixed Income Investments. Fixed income securities held by the underlying funds are subject to a number of risks, including, but not limited to:

                  Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

              Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

              Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

              Credit Risk - An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

              Call or Prepayment Risk. -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

              Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

       - Risks of Equity Investments. Equity securities held by the underlying funds face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

       - Investment Manager Risk. The Investment Manager's judgment about the attractiveness and risk adjusted return potential of investment objectives/policies and asset classes of the underlying funds may prove to be wrong.

       - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

       - Risk of High Yield Bonds. High yield bonds held by the underlying funds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

       - Risks of Foreign Investing. Foreign investments held by the underlying funds may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

       - Changes in Interest Rates. The Fund may invest in the ING Growth & Income Fund. The ING Growth & Income Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Income Allocation Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING BALANCED ALLOCATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a balance between income and capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund is a fund of funds. Under normal market conditions, the Fund will operate as a non-diversified fund and invest primarily in a portfolio consisting of a balance of funds that focus on equity investments and fixed income investments. Up to 40% of the portfolio's gross assets could be invested in funds that focus on non-U.S. investments.

         The Investment Manager periodically adjusts the allocation of the Fund's assets primarily among different ING Funds depending upon the Investment Manager's outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the Investment Manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the Investment Manager emphasizes underlying funds that focus upon large and mid capitalization stocks; however, the Investment Manager may invest in underlying equity funds that have a range of investment objectives and policies. The Fund's underlying fixed income funds invest in a wide variety of investment objectives and policies.

         Each portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds. Target Range is the range in which the manager may vary from the Target Allocation.

Target Allocation                                    Underlying Funds and Target Percentage of Portfolio
-----------------                                    ---------------------------------------------------
Equity Funds               50%                       ING Money Market Fund                                    5%-15%

Fixed Income Funds         50%                       ING Intermediate Bond Fund                               0%-20%

                                                     ING High Yield Bond Fund                                 0%-20%

Target Range                                         ING International Bond Fund                              0%-40%

Equity Funds               45-55%                    ING Growth & Income Fund                                 0%-50%

Fixed Income Funds         45-55%                    ING Large Cap Growth Fund                                0%-50%

                                                     ING Mid Cap Growth Fund                                  0%-50%

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks in addition to those described on page 24, among others:

         - Price Volatility. The value of the Fund will decrease if the value of its investments represented by the underlying funds decrease.

         - Risks of Equity Investments. Equity securities held by the underlying funds face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

         - Risks of Fixed Income Investments. Fixed income securities held by the underlying funds are subject to a number of risks, including, but not limited to:

                  Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

                  Credit Risk - An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or Prepayment Risk. -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Investment Manager Risk. The Investment Manager's judgment about the attractiveness and risk adjusted return potential of investment objectives/policies and asset classes of the underlying funds may prove to be wrong.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Mid-Sized Companies. The Fund may invest in the ING Mid Cap Growth Fund. Investments in mid-sized companies by the ING Mid Cap Growth Fund involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

         - Risks of Foreign Investing. Foreign investments held by the underlying funds may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Risk of High Yield Bonds. High yield bonds held by the underlying funds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

         - Changes in Interest Rates. The Fund may invest in the ING Growth & Income Fund. The ING Growth & Income Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Allocation Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING GROWTH ALLOCATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors primarily with long-term capital appreciation and, secondarily, with income.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund is a fund of funds. Under normal market conditions, the Fund will operate as a non-diversified fund and invest primarily in a portfolio consisting of funds that focus on equity investments. Up to 30% of the portfolio's gross assets could be invested in funds that focus on fixed income investments, and up to 30% of the portfolio's gross assets could be invested in funds that focus on non-U.S. investments.

         The Investment Manager periodically adjusts the allocation of the Fund's assets primarily among different ING Funds depending upon the Investment Manager's outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the Investment Manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the Investment Manager emphasizes underlying funds that focus upon large, mid and small capitalization stocks. The Fund's underlying fixed income funds invest in a wide variety of investment objectives and policies.

         Each portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds. Target Range is the range in which the manager may vary from the Target Allocation.

Target Allocation                         Underlying Funds and Target Percentage of Portfolio
-----------------                         ---------------------------------------------------
Equity Funds                   70%        ING Money Market Fund                      5%-15%

Fixed Income Funds             30%        ING Intermediate Bond Fund                 0%-30%

                                          ING High Yield Bond Fund                   0%-30%

Target Range                              ING International Bond Fund                0%-30%

Equity Funds               70-100%        ING Growth & Income Fund                   0%-50%

Fixed Income Funds           0-30%        ING Large Cap Growth Fund                  0%-50%

                                          ING Mid Cap Growth Fund                    0%-25%

                                          ING Small Cap Growth Fund                  0%-25%

                                          ING Focus Fund                             0%-25%

                                          ING Global Information
                                          Technology Fund                            0%-25%

                                          ING International Equity Fund              0%-25%

                                          ING European Equity Fund                   0%-25%

                                          ING Emerging Markets
                                          Equity Fund                                0%-25%

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks in addition to those described on page 24, among others:

         - Price Volatility. The value of the Fund will decrease if the value of its investments represented by the underlying funds decrease.

         - Risks of Equity Investments. Equity securities held by the underlying funds face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

         - Risks of Fixed Income Investments. Fixed income securities held by the underlying funds are subject to a number of risks, including, but not limited to:

                  Interest Rate Risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default Risk -- An issuer of a security may default on its obligation to pay principal and/or interest.

                  Credit Risk -- An issuer of a security may have its credit rating downgraded, which would negatively impact the price of such security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or Prepayment Risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

              Extension Risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

- Investment Manager Risk. The Investment Manager's judgment about the attractiveness and risk adjusted return potential of investment objectives/policies and asset classes of the underlying funds may prove to be wrong.

- Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

- Mid-Sized Companies. Investments in mid-sized companies by the underlying funds involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

- Small Companies. Investments in small companies by the underlying funds involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

- Risks of Foreign Investing. Foreign investments held by the underlying funds may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

- Emerging Market Risk. To the extent an underlying fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

- Risk of High Yield Bonds. High yield bonds held by the underlying funds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and payment-in-kind bonds, may be issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

- Changes in Interest Rates. The Fund may invest in the ING Growth & Income Fund. The ING Growth & Income Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

- Industry Concentration. The Fund may invest in the ING Global Information Technology Fund. As a result of the ING Global Information Technology Fund concentrating its assets in securities related to a particular industry, such Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

- Information Technology Risk. The Fund may invest in the ING Global Information Technology Fund. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Growth Allocation Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING AGGRESSIVE GROWTH ALLOCATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors primarily with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund is a fund of funds. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a primarily in a portfolio consisting of funds that focus on equity investments. Up to 50% of the portfolio's gross assets could be invested in funds that focus on non-U.S. investments.

         The Investment Manager periodically adjusts the allocation of the Fund's assets primarily among different ING Funds depending upon the Investment Manager's outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the Investment Manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the Investment Manager emphasizes underlying funds that focus upon large, mid and small capitalization stocks, as well as international stocks and sector stocks.

         Each portfolio is managed as an asset allocation program with a Target Allocation and a Target Range. Target Allocation is the manager's initial strategic focus in allocating between equity funds and fixed income funds. Target Range is the range in which the manager may vary from the Target Allocation.

Target Allocation                                    Underlying Funds and Target Percentage of Portfolio
-----------------                                    ---------------------------------------------------
Equity Funds               90%                       ING Money Market Fund                       5-10%

Fixed Income Funds         10%                       ING Growth & Income Fund                    0-50%

                                                     ING Large Cap Growth Fund                   0-50%

Target Range                                         ING Mid Cap Growth Fund                     0-50%

Equity Funds               90-100%                   ING Small Cap Growth Fund                   0-50%

Fixed Income Funds         0-10%                     ING Focus Fund                              0-25%

                                                     ING Global Brand Names Fund                 0-25%

                                                     ING Global Information Technology Fund      0-25%

                                                     ING Global Communications Fund              0-25%

                                                     ING Internet Fund                           0-25%

                                                     ING International Equity Fund               0-25%

                                                     ING European Equity Fund                    0-25%

                                                     ING Emerging Markets Equity Fund            0-25%

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks in addition to those described on page 24, among others:

- Price Volatility. The value of the Fund will decrease if the value of its investments represented by the underlying funds decrease.

- Risks of Equity Investments. Equity securities held by the underlying funds face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Equities generally have higher volatility than debt securities.

- Investment Manager Risk. The Investment Manager's judgment about the attractiveness and risk adjusted return potential of investment objectives/policies and asset classes of the underlying funds may prove to be wrong.

- Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

- Mid-Sized Companies. Investments in mid-sized companies by the underlying funds involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, more limited markets and financial resources, narrower product lines and less depth of management. The securities of mid-sized companies may be subject to more volatile market movements than securities of larger, more established growth companies.

- Small Companies. Investments in small companies by the underlying funds involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

- Risks of Foreign Investing. Foreign investments held by the underlying funds may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

- Emerging Market Risk. To the extent an underlying fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

- Changes in Interest Rates. The Fund may invest in the ING Growth & Income Fund. The ING Growth & Income Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

- Industry Concentration. To the extent the underlying funds concentrate their assets in securities related to a particular industry, such funds may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

- Information Technology Risk. The Fund may invest in the ING Global Information Technology Fund. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

- Communications Technology Risk. The Fund may invest in the ING Global Communications Fund. Communications companies are generally subject to the rate of change in technology, which is higher than other industries, as well as greater governmental regulation than many other industries. In addition, products and services of companies engaged in the communications industry are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

- Internet Technology Risk. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Aggressive Growth Allocation Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES

         The following table describes the fees and expenses that you may pay if you hold shares of a Fund. The Funds do not charge you any fees for buying, selling or exchanging shares.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)(1)

                                                                                                       Fees
                                                                                                      Waived/
                                                                                                    Reimbursed
                                                                                          Fund          by
                                               Management   Distribution    Other       Operating   Investment
                                                  Fees         Fees (3)    Expenses     Expenses    Manager (2)  Net Expenses
ING Large Cap Growth Fund                        0.75%         0.15%        0.72%         1.62%       (0.57)%       1.05%
ING Growth & Income Fund                         0.75%         0.15%        0.72%         1.62%       (0.57)%       1.05%
ING International Equity Fund                    1.25%         0.15%        0.36%         1.76%       (0.50)%       1.26%
ING Global Brand Names Fund                      1.00%         0.15%        0.78%         1.93%       (0.70)%       1.23%
ING Income Allocation Fund (4)                   0.00%         0.15%        0.70%         0.85%       (0.08)%       0.77%
ING Balanced Allocation Fund (4)                 0.00%         0.15%        0.70%         0.85%       (0.08)%       0.77%
ING Growth Allocation Fund (4)                   0.00%         0.15%        0.70%         0.85%       (0.08)%       0.77%
ING Aggressive Growth Allocation Fund (4)        0.00%         0.15%        0.70%         0.85%       (0.08)%       0.77%

(1) This table shows the estimated operating expenses for each Fund as a ratio of expenses to average daily net assets. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year.

(2) The Investment Manager has entered into expense limitation contracts with each of the Funds, under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses through December 31, 2000. The expense limit for each such Fund is shown as "Net Expenses." Fee waiver and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated "Net Expenses."

(3) Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of up to 0.15% of average daily net assets attributable to that Fund's shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For additional information, please see the Statement of Additional Information.

(4) Based upon the expense ratios of the underlying ING Funds in which each of the Funds is expected to be invested, the estimated gross expense ratios of the ING Income Allocation Fund, ING Balanced Allocation Fund, ING Growth Allocation Fund, and ING Aggressive Growth Allocation Fund are expected to be 1.97%, 2.05%, 2.20%, and 2.54%, respectively. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes:

         -        you invest $10,000 in the Fund for the time period indicated;

         -        your investment has a 5% return each year;

         -        the Fund's operating expenses remain the same;

         - you redeem all your shares at the end of the time period indicated; and

         - with regard to the Fund of Funds, the expenses of the underlying ING Funds are reflected.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                       1 year        3 years
----                                       ------        -------
ING Large Cap Growth Fund                   $108          $459

ING Growth & Income Fund                    $108          $459

ING International Equity Fund               $129          $509

ING Global Brand Names Fund                 $126          $548

ING Income Allocation Fund*                 $147          $571

ING Balanced Allocation Fund*               $150          $591

ING Growth Allocation Fund*                 $158          $631

ING Aggressive Growth Allocation Fund*      $171          $715

----------

* The expenses reflected in the table are based on a typical asset mix for the Allocation Funds.

                             MANAGEMENT OF THE FUNDS

         General. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Group, N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of March 31, 2000, the Investment Manager managed over $ 1.5 billion in assets.

         The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. With regard to the Stock Funds, this includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. With regard to the Fund of Funds, this includes allocating each Fund's assets among different underlying funds after the portfolio manager obtains and evaluates economic, statistical and financial information that permits the portfolio manager to formulate and implement an investment programs for the Fund. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager, advises or manages 23 investment portfolios, including the Funds, encompassing a broad range of investment objectives.

         Sub-Advisers. The Investment Manager has engaged Baring Asset Management, Inc. ("BAMI"), ING Investment Management Advisors ("IIMA") and ING Investment Management LLC ("IIM") to act as sub-advisers to, respectively, the ING Large Cap Growth Fund, ING Global Brand Names Fund and ING Growth & Income Fund. The Investment Manager also has engaged BAMI and its affiliates, Baring International Investment Limited ("BIIL") and Baring Asset Management (Asia) Limited, to act as co-sub-advisers to the ING International Equity Fund.

         BAMI and its affiliates are wholly-owned subsidiaries of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a global company registered in England and Wales, is the parent of the world-wide group of investment management companies that operate under the collective name Baring Asset Management ("BAM Group"). BAM Group, together with is predecessor company, was founded in 1762 and provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo. BAM Group provides advisory services to mutual funds, institutional investors, offshore investment companies, insurance companies and private clients. As of March 31, 2000, the BAM Group managed approximately $56 billion of assets.

         The figures following show past performance of BAMI, BIIL and BIIAL (the "Co-Sub-Advisers") in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund. The performance is not necessarily representative of the past performance of the Co-Sub-Advisers' management teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the performance of the ING International Equity Fund. The tables show the total returns for a composite of the actual performance of international equity accounts managed by the Co-Sub-Advisers for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the Fund's shares as discussed in the Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index and the MSCI EMF Index, respectively, each an unmanaged market index.

         The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations. The similarly managed investment product included in the performance shown has been managed by the Co-Sub-Advisers during the entire period provided and has substantially similar stated investment policies, objectives, and strategies as the ING International Equity Fund. The performance shown includes all of the Co-Sub-Advisers' accounts with investment policies, objectives, and strategies substantially similar to those of the ING International Equity Fund, and includes performance results for all periods during which such account existed and maintained investment policies, objective, and strategies substantially similar to those of the Fund.

         The composites include unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund. The actual performance may be higher or lower than that shown.

CO-SUB-ADVISERS' PRIOR PERFORMANCE PRESENTATION - INTERNATIONAL EQUITY COMPOSITE

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

                                                MSCI EAFE Index
1 Year                         36.39%               27.30%
3 Years                        19.03%               16.06%
5 Years                        14.52%               13.14%
10 Years                        9.46%                7.33%

         IIMA, located in The Hague, The Netherlands, and IIM, located in Atlanta, Georgia, manage investments and provide investment advice on a world-wide basis to entities affiliated and unaffiliated with ING Group. IIMA and IIM operate under the collective management of ING Investment Management which has investments under management of $150 billion as of March 31, 2000.

         As sub-advisers, each Sub-Adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Adviser is wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

         Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund in the current fiscal year as a percentage of that Fund's average daily net assets:

                  FUND                                      ADVISORY FEE
                  ING Large Cap Growth Fund                   0.75%
                  ING Growth & Income Fund                    0.75%
                  ING International Equity Fund               1.25%
                  ING Global Brand Names Fund                 1.00%
                  ING Income Allocation Fund                  0.00%*
                  ING Balanced Allocation Fund                0.00%*
                  ING Growth Allocation Fund                  0.00%*
                  ING Aggressive Growth Allocation Fund       0.00%*

         * For more information regarding the management fees of the underlying funds, please consult the statement of additional information.

         Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

         Ralph G. Norton (ING Income Allocation Fund, ING Balanced Allocation Fund, ING Growth Allocation Fund, ING Aggressive Growth Allocation
         Fund). Mr. Norton has primary responsibility for the above listed Funds. Mr. Norton also monitors and reviews the performance of the Sub-Advisers on behalf of the Investment Manager. Mr. Norton has been employed by the Investment Manager since March 1999. Prior to joining the Investment Manager, Mr. Norton was employed by Standard & Poor's and was a member of the Standard & Poor's Investment Policy Committee and Co-Chairmember of the Standard & Poor's sub-committee on mutual funds. As part of his job he was responsible for stock, bond and money market mutual fund asset allocation models as well as fund selection and analysis for retail client products. Prior to that he was vice president with IBC Financial Data where he was responsible for retail and institutional investment products and all mutual fund research. Mr. Norton has over 18 years of investment experience.

         Mr. William Thomas (ING Large Cap Growth Fund). Mr. Thomas has primary responsibility for the above listed Fund and is a co-head of an eleven member team of investment professionals. The team has an average of 19 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has over 25 years of investment experience.

         Mr. James Williams and Mr. Hayes Miller (ING International Equity
         Fund). Mr. Williams and Mr. Miller have primary responsibility for the above listed Fund and co-head a six member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 19 years of investment experience.

         Mr. Herman Kleeven (ING Global Brand Names Fund). Mr. Kleeven has primary responsibility for the above listed Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

         Mr. Martin Jansen and Mr. David Kushner (ING Growth & Income Fund). Mr. Jansen and Mr. Kushner have primary responsibility for the above listed Fund and co-head a six member team of investment professionals. Messrs. Jansen and Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

                               PURCHASE OF SHARES

         Shares of the Funds are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. The Funds are "open for business" on each day the New York Stock Exchange (the "Exchange") is open for trading. A purchase order, together with payment in proper form, received before the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on a day the Fund is open for business will be effected at that day's net asset value.

         Life insurance companies participating in each Fund serve as the Fund's designee for receiving purchase orders of separate accounts that invest in the Fund. Variable Contract Owners do not deal directly with the Funds. The allocation rights of Variable Contract Owners are described in the accompanying Separate Account prospectus.

         The Fund and the distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Funds or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Funds and their investors.

                              REDEMPTION OF SHARES

         Shares may be redeemed without charge on any day that the net asset value is calculated. All redemption orders are effected at the net asset value per share next determined after a redemption request is received. Life insurance companies participating in each Fund serve as the Fund's designee for receiving redemption orders of separate accounts that invest in the Fund. Variable Contract Owners do not deal directly with the Funds. Payment for shares redeemed normally will be made within seven days.

         The Funds may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the Federal securities laws. In consideration of the best interests of the remaining shareholders, the Funds reserve the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. If shares are redeemed in kind, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                                PRICING OF SHARES

         Each of the Funds prices its shares based on its net asset value. The Stock Funds value portfolio securities for which market quotations are readily available at market value. The Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the Exchange, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when the separate account will not be able to purchase or redeem shares. The Fund of Funds value their net asset value based on the net asset value of the underlying funds, which is calculated when regular trading closes on the Exchange. Each Fund determines the net asset value of its shares as of the close of the Exchange on each day the Exchange is open for business.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions. Each Fund, except the ING Income Allocation Fund and ING Balanced Allocation Fund, generally declares and pays dividends, if any, annually. The ING Income Allocation Fund generally declares and pays dividends, if any, monthly and the ING Balanced Allocation Fund generally declares and pays dividends, if any, quarterly. Each Fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the Fund that has made the payment or distribution.

         Taxes. The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Funds. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

     MORE INFORMATION RELATED TO INVESTMENTS BY THE LIFESTYLE FUND OF FUNDS

         The following is a description of the investment objectives and principal investments of the underlying funds in which the Fund of Funds may invest.

ING FUNDS TRUST

EQUITY FUNDS

         The underlying funds that invest primarily in equity securities are:

         ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the sub-adviser's opinion possess growth potential. As a general matter, the fund expects these investments to be in common stocks.

         ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the fund expects these investments to earn income and to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

         ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the sub-adviser's opinion, possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $4.13 billion and $3.15 billion, respectively. As a general matter, the fund expects these investments to be in common stocks.

         ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the sub-adviser's opinion possess growth potential. The average market capitalization and median market capitalization of this index as of its latest reconstitution was $870 million and $580 million, respectively. As a general matter, the fund expects these investments to be in common stocks.

         ING Global Brand Names Fund. The ING Global Brand Names Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the sub-adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the fund invests either have leading market positions, or in the sub-adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States. As a general matter, the fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

         ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The fund will not invest more than 15% of its total assets in emerging market countries. As a general matter, the fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion. The fund may also use options and futures contracts involving foreign currencies.

         ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The sub-adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues or earnings from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country. As a general matter, the fund expects these investments to be in common stocks of large companies whose market capitalizations are generally in excess of $10 billion.

          ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the sub-advisers to have emerging economies or developing markets. The fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue or earnings from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. As a general matter, the fund expects these investments to be in common stocks of large-, mid-, and small-sized companies. The Fund may also use options and futures contracts involving foreign currencies.

         ING Focus Fund. The ING Focus Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. As a general matter, the fund expects these investments to be in common stocks of large-, mid-, and small-sized companies. The sub-adviser seeks to invest the fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the sub-adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services).

         ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The fund defines information technology companies as those companies that derive at least 50% of their total revenues or earnings from information technology, hardware or software, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the fund expects these investments to be in common stocks of large-, mid-, and small-sized companies.

          ING Global Communications Fund. The ING Global Communications Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States. As a general matter, the fund expects these investments to be in common stocks of large-, mid-, and small-sized companies. The fund considers communications companies to be those that derive at least 50% of their total revenues or earnings from designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems.

         ING Internet Fund. The ING Internet Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The fund defines internet technology companies as those companies with internet businesses or internet related consulting or services businesses, or that derive at least 50% of their total revenues or earnings from business operations in internet related hardware, software or infrastructure industries. As a general matter, the fund expects these investments to be in common stocks of large-, mid-, and small-sized companies.

FIXED INCOME FUNDS

         The underlying funds that invest primarily in fixed income securities are:

         ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB or better by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the fund will generally range between three and ten years.

         ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating organization or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services ) or have an equivalent rating by a nationally recognized statistical rating organization. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Maturities may vary widely depending on the sub-adviser's assessment of interest rate trends and other economic or market factors.

         ING International Bond Fund. The ING International Bond Fund seeks to provide investors with high total return. Under normal market conditions, the fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB or better by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Maturities may vary widely depending on the sub-advisers' assessment of interest rate trends and other economic or market factors.

         The underlying fund that invests primarily in money market is:

         ING Money Market Fund. The investment objective of the ING Money Market Fund is to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund will operate as a diversified fund and invest in a portfolio of high quality, U.S. dollar-denominated short-term obligations which are determined by the sub-adviser to present minimal credit risks.

                          MORE INFORMATION ABOUT RISKS

         A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds or the underlying funds of the Fund of Funds may invest and certain of the investment practices that the Funds or the underlying funds of the Fund of Funds may use. For more information about these and other types of securities and investment techniques used by the Funds or the underlying funds of the Fund of Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds (that are not Fund of Funds) and the underlying funds of the Fund of Funds. THEY DO NOT DIRECTLY APPLY TO THE FUND OF FUNDS UNLESS OTHERWISE INDICATED.

         Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

          Temporary Defensive Strategies (All Funds including Fund of Funds). When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Fund's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in either the Investment Manager's or Sub-Adviser's opinion are more conservative than the types of securities in which the Fund typically invests. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective. The Fund of Funds may also use Temporary Defensive Strategies if it anticipates unusual market or other conditions.

          Investments in Foreign Securities (All Funds except ING Money Market
Fund). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

          Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

         Emerging Market Investments (ING International Equity Funds, ING Emerging Markets Equity Fund, ING High Yield Bond Fund, ING International Bond Fund and ING Intermediate Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

         High Yield Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

          Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

          Initial Public Offerings (All Funds, except ING Money Market Fund). A significant portion of a Fund's return may be attributable to its investment in initial public offerings. When a Fund's asset base is small, the impact of such investments on a Fund's return will be magnified. As the Fund's assets grow, it is probable that the effect of the Fund's investment in initial public offerings on the Fund's total return will decline.

          U.S. Government Securities (All Funds including Fund of Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates. The Fund of Funds may also invest in U.S. Government Securities.

          Convertible Securities (All Funds, except ING Money Market Fund). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

          Other Investment Companies (All Funds including Fund of Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. With respect to the Fund of Funds, there is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

          Restricted and Illiquid Securities (All Funds). Each Fund may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

          Mortgage-Related Securities (All Funds). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

          Asset-Backed Securities (All Funds). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

          Derivatives (All Funds, except ING Money Market Fund). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

          Dollar Roll Transactions (All Funds, except ING Money Market Fund). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities.

          Repurchase Agreements (All Funds including Fund of Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Fund of Funds may also enter into repurchase agreements.

          Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

          Borrowing (All Funds including Fund of Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund of Funds may also borrow for certain types of temporary or emergency purposes subject to certain limits.

          Reverse Repurchase Agreements (All Funds, except ING Money Market
Fund). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions may result in a shareholder's loss of principal.

          Short Sales (ING International Equity Funds, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

          Investments in Small- and Mid-Capitalization Companies (All Funds except ING Money Market Fund and ING International Bond Fund). The Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

          Non-diversified Investment Companies (Fund of Funds, ING Global Brand Names Funds, ING Focus Fund, ING Internet Fund and ING International Bond Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

          Concentration (ING Global Information Technology Fund, ING Global Communications Fund and ING Internet Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

          Fundamental and Non-Fundamental Policies (All Funds including Fund of Funds). Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

          Percentage Investment Limitations (All Funds including Fund of Funds). Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

          Portfolio Turnover (All Funds including Fund of Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund. The Fund of Funds may also may engage in frequent and active trading of portfolio securities to achieve its investment objective.

         Changes in Allocation (the Fund of Funds only). The underlying funds in which the Fund of Funds may invest, and the range of assets allocated to each underlying fund, may be changed by the Board of Trustees from time to time. Similarly, the target allocation between equity and fixed income oriented investments may be adjusted from time to time. If the target limits for investment in a particular Fund of Fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the Investment Manager may but is not required to adjust the portfolio's holdings.

                        OBTAINING ADDITIONAL INFORMATION

         More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each Fund and is incorporated by reference into the prospectus, meaning that it is legally a part of this Prospectus. Annual and semiannual reports to shareholders will contain additional information about each Fund's investments. The Funds' annual report also will discuss the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

         If you wish to obtain free copies of the Funds' current SAI, please send a written request to the Funds at P.O. Box 1239, Malvern, PA 19355-9836 or calling the Funds at 1-877-463-6464. You also can obtain copies of the Funds' SAI and other information at the SEC's Public Reference Room in Washington, DC, on the SEC's website (http://www.sec.gov) or by sending a letter, including a duplicating fee, to the

SEC's Public Reference Section, Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.

                       STATEMENT OF ADDITIONAL INFORMATION

                          ING Variable Insurance Trust
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                 General and Account Information: 1-877-INFO-ING



             ING MUTUAL FUNDS MANAGEMENT CO. LLC, Investment Manager
                            ("IMFC" or the "Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                          ("IFD" or the "Distributor")


         This Statement of Additional Information ("SAI") describes the shares of eight funds (each, a "Fund" or, collectively, the "Funds") managed by IMFC. Each Fund is a portfolio of ING Variable Insurance Trust (the "Trust"), an open-end management investment company. The Funds are:

Stock Funds                                          Lifestyle Fund of Funds
ING Large Cap Growth Fund                   ING Income Allocation Fund
ING Growth & Income Fund                    ING Balanced Allocation Fund
ING International Equity Fund               ING Growth Allocation Fund
ING Global Brand Names Fund                 ING Aggressive Growth Allocation Fund

         This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Funds, dated April 28, 2000, as amended or supplemented from time to time. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and telephone number printed above.

April 28, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                               Page
INVESTMENT POLICIES AND RISKS ...........................................................................         1
         COMMON STOCKS ..................................................................................         1
         PREFERRED STOCKS ...............................................................................         1
         U.S. TREASURY OBLIGATIONS ......................................................................         1
         U.S. GOVERNMENT SECURITIES .....................................................................         1
         STRIPS AND ZERO COUPON SECURITIES ..............................................................         2
         WHEN-ISSUED, DELAYED DELIVERY SECURITIES AND COMMITMENTS .......................................         2
         WARRANT ........................................................................................         2
         COMMERCIAL PAPER ...............................................................................         3
         DOMESTIC AND FOREIGN BANK OBLIGATIONS ..........................................................         3
         CORPORATE DEBT SECURITIES ......................................................................         4
         MORTGAGE-RELATED SECURITIES ....................................................................         4
         GNMA CERTIFICATES ..............................................................................         5
         FNMA CERTIFICATES ..............................................................................         4
         FHLMC SECURITIES ...............................................................................         6
         FHLMC CERTIFICATES .............................................................................         6
         NON-AGENCY MORTGAGE-BACKED SECURITIES ..........................................................         7
         ADJUSTABLE RATE MORTGAGE SECURITIES ............................................................         7
         COLLATERALIZED MORTGAGE OBLIGATIONS ............................................................         8
         REAL ESTATE SECURITIES .........................................................................         8
         OPEN-END AND CLOSED END INVESTMENT COMPANIES ...................................................        10
         ASSET-BACKED SECURITIES ........................................................................        10
         FOREIGN SECURITIES .............................................................................        11
         EMERGING COUNTRY AND EMERGING SECURITIES MARKET ................................................        11
         DEPOSITORY RECEIPTS ............................................................................        12
         CONVERTIBLE SECURITIES .........................................................................        13
         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS .................................        13
         GUARANTEED INVESTMENT CONTRACTS ................................................................        14
         PRIVATE FUNDS ..................................................................................        14
         OPTIONS ON SECURITIES ..........................................................................        14
         OVER-THE-COUNTER OPTIONS .......................................................................        15
         OPTIONS ON INDICES .............................................................................        16
         FOREIGN CURRENCY OPTIONS .......................................................................        17
         DOLLAR ROLL TRANSACTIONS .......................................................................        17
         SWAP AGREEMENTS ................................................................................        18
         FOREIGN CURRENCY FUTURES TRANSACTIONS ..........................................................        19
         FOREIGN GOVERNMENT OBLIGATIONS;
                  SECURITIES OF SUPRANATIONAL ENTITIES ..................................................        19
         INTEREST RATE FUTURES CONTRACTS ................................................................        19
         SHORT SALES ....................................................................................        20

         LOANS OF PORTFOLIO SECURITIES ..................................................................        20
         REPURCHASE AGREEMENTS ..........................................................................        21
         BORROWING ......................................................................................        21
         REVERSE REPURCHASE AGREEMENTS ..................................................................        21
         LOWER-RATED SECURITIES .........................................................................        21
         ILLIQUID SECURITIES ............................................................................        22
ADDITIONAL RISK CONSIDERATIONS ..........................................................................        24
         GENERAL ........................................................................................        24
         EQUITY SECURITIES ..............................................................................        24
         REAL ESTATE SECURITIES .........................................................................        25
         FOREIGN SECURITIES AGREEMENTS ..................................................................        25
         FIXED INCOME SECURITIES ........................................................................        26
         OPTIONS AND FUTURES CONTRACTS ..................................................................        26
         TECHNIQUES INVOLVING LEVERAGE ..................................................................        27
         NON-DIVERSIFIED INVESTMENT COMPANIES ...........................................................        28
         CONCENTRATION ..................................................................................        28
         PORTFOLIO TURNOVER .............................................................................        28
INVESTMENT RESTRICTIONS .................................................................................        29
MANAGEMENT ..............................................................................................        30
          Trustees and Officers .........................................................................        30
          Trustees Biographies ..........................................................................        30
          Officers Biographies ..........................................................................        31
          Investment Manager ............................................................................        32
          Sub-Advisers ..................................................................................        34
          Distribution of Fund Shares ...................................................................        34
          Transfer Agent, Fund Accountant and Account Services ..........................................        34
          Rule 12b-1 Distribution Plan ..................................................................        35
DETERMINATION OF NET ASSET VALUE ........................................................................        36
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..........................................................        37
PORTFOLIO TRANSACTIONS ..................................................................................        39
          Portfolio Turnover ............................................................................        40
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS ................................................................        40
          Dividends and Distributions ...................................................................        40
          Tax Matters ...................................................................................        41
OTHER INFORMATION .......................................................................................        43
          Capitalization ................................................................................        43
          Code of Ethics ................................................................................        44
          Voting Rights .................................................................................        44
          Custodian .....................................................................................        45
          Yield and Performance Information .............................................................        45
          Performance of the Underlying Funds ...........................................................        46
          Other Performance Comparisons .................................................................        47
          Legal Counsel .................................................................................        48
          Independent Auditors ..........................................................................        48
          Registration Statement ........................................................................        48

APPENDIX ................................................................................................        49

                          INVESTMENT POLICIES AND RISKS

                  The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds or underlying funds of the Fund of Funds may invest, the investment policies and portfolio strategies that the Funds or the underlying funds of the Fund of Funds may utilize, and certain risks attendant to such investments, policies and strategies. The following descriptions apply to all Funds and underlying funds of the Fund of Funds as indicated. THEY DO NOT DIRECTLY APPLY TO THE FUND OF FUNDS UNLESS OTHERWISE INDICATED.

                  COMMON STOCK (All Funds, except the ING Money Market Fund). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

                  PREFERRED STOCK (All Funds, except the ING Money Market Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

                  U.S. TREASURY OBLIGATIONS. (All Funds including the Fund of Funds). Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

                  U.S. GOVERNMENT SECURITIES. (All Funds including the Fund of Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

                  STRIPS AND ZERO COUPON SECURITIES . (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

                  The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                  WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS (All Funds). The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

                  WARRANTS (All Funds). The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

                  COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the ING Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

                  DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Funds) . These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the"1940 Act").

                  Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

                  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds (10% of the value of the net assets in the case of money market funds).

                  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

                  Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

                  CORPORATE DEBT SECURITIES (All Funds). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

                  The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

                  It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                  MORTGAGE-RELATED SECURITIES (All Funds). To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities.

A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

                  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

                  GNMA CERTIFICATES (All Funds). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans;
(ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

                  FNMA CERTIFICATES (All Funds). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

                  Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

                  Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

                  FHLMC SECURITIES (All Funds). The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

                  The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

                  GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

                  FHLMC CERTIFICATES (All Funds). FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

                  FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

                  FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

                  The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

                  NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

                  ADJUSTABLE RATE MORTGAGE SECURITIES (All Funds except ING International Bond Fund). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

                  The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

                  There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

                  COLLATERALIZED MORTGAGE OBLIGATIONS (All Funds). Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

                  REAL ESTATE SECURITIES (All Funds except the ING Money Market
Fund). The Funds may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

                  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

                  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

                  Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

                  OPEN-END AND CLOSED-END INVESTMENT COMPANIES. (All Funds including the Fund of Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

                  INVESTMENT IN ING FUNDS (Fund of Funds, only). The investments of each Fund of Fund are concentrated in underlying funds so each Fund of Fund's performance is directly related to the investment performance of the underlying funds held by it. The ability of each Fund of Fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by the Investment Manager. There can be no assurance that the investment objective of any Fund of Fund or any underlying fund will be achieved. The portfolios will only invest in Class I shares of the underlying ING Funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The Fund of Funds, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying ING Funds that are applicable to Class I shareholders. The investment returns of each Fund of Fund, therefore, will be net of the expenses of the underlying funds in which it is invested.

                  ASSET-BACKED SECURITIES (All Funds). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

                  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

                  FOREIGN SECURITIES (All Funds except the ING Money Market
Fund). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

                  Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                  The Funds also are authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, a Fund assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.

                  EMERGING COUNTRY AND EMERGING SECURITIES MARKETS (ING Emerging Markets Equity Fund, ING International Equity Funds, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond Fund). Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange. Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for United States securities.

                  Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

                  DEPOSITORY RECEIPTS (All Funds except ING Money Market Fund). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

                  The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

                  In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

                  Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards

(and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

                  CONVERTIBLE SECURITIES (All Funds except the ING Money Market
Fund). Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS. (All Funds). The Funds may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

                  GUARANTEED INVESTMENT CONTRACTS (All Funds). The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of the ING Money Market Fund) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

                  PRIVATE FUNDS (All Funds except ING Money Market Fund, ING Intermediate Bond Fund and ING International Bond Fund). The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

                  OPTIONS ON SECURITIES (All Funds except the ING Money Market
Fund). Each Fund may purchase put and call options. In addition, each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

                  During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

                  If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

                  OVER-THE-COUNTER OPTIONS (All Funds except the ING Money Market Fund). As indicated in the prospectus, each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

                  A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                  The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

                  OPTIONS ON INDICES (All Funds except the ING Money Market
Fund). Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

                  When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

                  Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefore.

                  FOREIGN CURRENCY OPTIONS (All Funds except the ING Money Market Fund). Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

                  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                  DOLLAR ROLL TRANSACTIONS (All Funds except the ING Money Market Fund). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

                  SWAP AGREEMENTS (All Funds except the ING Money Market Fund). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

                  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

                  FOREIGN CURRENCY FUTURES TRANSACTIONS (All Funds except the ING Money Market Fund). As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

                  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (All Funds except the ING Money Market Fund). A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

                  INTEREST RATE FUTURES CONTRACTS (All Funds except the ING Money Market Fund). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

                  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

                  SHORT SALES (ING International Equity Funds, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Funds will maintain daily a segregated account with the Funds' custodian, consisting of liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of a Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

                  In a short sale "against-the-box," a Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of a Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

                  LOANS OF PORTFOLIO SECURITIES. (All Funds). The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

                  The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                  REPURCHASE AGREEMENTS. (All Funds including the Fund of Funds). The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

                  BORROWING. (All Funds including the Fund of Funds). A Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

                  REVERSE REPURCHASE AGREEMENTS (All Funds). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  LOWER-RATED SECURITIES. (ING Emerging Markets Equity Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund and ING International Bond
Fund). Lower-rated securities are lower-rated bonds commonly referred to as junk bonds or high-yield/high-risk securities. These securities are rated below Baa by Moody's or below BBB by S&P. As described in the Prospectus, certain of the Funds may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

                  Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

                  Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

                  Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

                  Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

                  ILLIQUID SECURITIES (All Funds including Fund of Funds).. Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

                  Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

                  The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

                  Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

                  Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.


                         ADDITIONAL RISK CONSIDERATIONS

                  The following pages discuss the Additional Risk Considerations associated with certain of the types of securities in which the Funds or the underlying funds of the Fund of Funds may invest and certain of the investment practices that the Funds or the underlying funds of the Fund of Funds may use. The following descriptions apply to all Funds and underlying funds of the Fund of Funds as indicated. THEY DO NOT DIRECTLY APPLY TO THE FUND OF FUNDS UNLESS OTHERWISE INDICATED.

                  GENERAL (including the Fund of Funds). The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e., all funds except the ING Global Brand Names Funds, ING Focus Fund, ING Internet Fund, ING International Bond Fund and the Fund of Funds) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer. The ING Money Market Fund will attempt to maintain a stable $1.00 net asset value per share.

                  EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

                  Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

                  REAL ESTATE SECURITIES. While the Funds will not invest in real estate directly, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

                  In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

                  FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

                  FIXED INCOME SECURITIES. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

                  Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

                  OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

                  The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

                  The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in- the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

                  TECHNIQUES INVOLVING LEVERAGE . Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

                  Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

                  The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

                  NON-DIVERSIFIED INVESTMENT COMPANIES (Fund of Funds, ING Global Brand Names Funds, ING Focus Fund, ING Internet Fund and ING International Bond Fund). The Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. In addition, under Section 12d(l)(G) of the 1940 Act, each Fund of Fund may invest substantially all of its assets in the underlying funds. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

                  CONCENTRATION (Fund of Funds, ING Global Information Technology Fund, ING Global Communications Fund and ING Internet Fund). The Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. Because of the investment objectives and policies of the Fund of Funds, each will each concentrate more than 25% of their assets in the mutual fund industry. As a result, each Fund may be subject go greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

                  PORTFOLIO TURNOVER (including the Fund of Funds). Each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Global Brand Names Funds 100%; ING International Equity Funds 200%; ING European Equity Fund 100%; ING Emerging Markets Equity Fund 200%; ING Focus Fund, 100%; ING Global Information Technology Fund 100%; ING Global Communications Funds 100%; ING Internet Fund, 250%; ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 350%; ING International Bond Fund 150%;, and each of the Fund of Funds, 50%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

                             INVESTMENT RESTRICTIONS

                  The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

                  Each Fund, except as indicated, may not:

                  (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

                  (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

                  (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

                  (4) Invest in companies for the purpose of exercising control or management;

                  (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

                  (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                  (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                  (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents;
(c) utilities will be divided according to their services.

                  (9) Invest more than 15%, 10% in the case of the ING Money Market Fund, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

                  In addition, all Funds except for the Fund of Funds and ING Global Brand Names Funds are diversified funds. As such, each will not, with respect to 75% of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer.

                  Each Fund, except ING International Equity, will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING International Equity Fund will only purchase fixed income securities that are rated at least AA+ by S&P or Aa-2 by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Stock Fund's Sub-Adviser.

                  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                                   MANAGEMENT

Trustees and Officers

                  The business and affairs of the Funds are managed under the direction of the Board of Trustees. The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 1475 Dunwoody Drive, West Chester, PA 19380. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

Trustees Biographies

                  John J. Pileggi,* Trustee, Chairman of the Board and President
- Age 41. President and Chief Executive Officer of ING Mutual Funds Management Co. LLC (1998-
present); Director, President and Chief Executive Officer, ING Funds Distributor, Inc. (1999-present); Chief Executive Officer of ING Fund Services Co. LLC (1998-present); Director of Furman Selz LLC (1994-present). Mr. Pileggi is also a Trustee of the First Choice Funds, Intrust Funds and the Performance Funds.

                  Joseph N. Hankin, Trustee - Age 60, Four Merion Drive, Purchase, NY 10577-1302. President, Westchester Community College (since 1971); Adjunct Professor of Columbia University Teachers College (since 1976). Dr. Hankin is also a Trustee of the First Choice Funds.

                  Jack D. Rehm, Trustee - Age 67, 3131 Fleur Drive, Des Moines, IA 50321. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1989-1996). Mr. Rehm is also a Director of Meredith Corp., International Multifoods Corp. and Star Tek, Inc.

                  Blaine E. Rieke, Trustee - Age 66, 6111 North Berkeley Blvd., Milwaukee, WI 53217. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996).

                  Richard A. Wedemeyer, Trustee - Age 63, 78 Summit Road, Riverside, CT 06878. Vice President, The Channel Corporation (1996-present); Vice President of Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997). Mr. Wedemeyer is also a Trustee of the First Choice Funds.

Officers Biographies

                  John J. Pileggi, President and Chief Executive Officer - Age
41. See above.

                  Donald Brostrom, Treasurer - Age 41. Executive Vice President and Chief Operating Officer, ING Mutual Funds Management Co. LLC (1998-present); Chief Financial Officer of ING Fund Services Co. LLC. (1998-present); Director, Treasurer and Chief Financial Officer, ING Funds Distributor, Inc. (1999-present); Managing Director, Furman Selz LLC (1984-1998).

                  Louis S. Citron, Vice President - Age 35. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Vice President of ING Fund Services Co. LLC. (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998).

                  Ralph G. Norton, III, Vice President - Age 40. Vice President and Chief Investment Officer, ING Mutual Funds Management Co. LLC
(1999-present); Managing Editor, Standard & Poor's (1996-1999); Vice President, IBC Financial Data (1992-1996).

                  Rachelle I. Rehner, Secretary - Age 38. Fund Legal Manager, ING Mutual Funds Management Co. LLC (1998-present); Secretary, ING Funds Distributor, Inc. (1999-present); ); Secretary, ING Fund Services Co. LLC (1998-present); Senior Legal Assistant, Kramer, Levin, Naftalis & Frankel (1995-1998); Compliance Administrator, BISYS Funds Services (1994-1995).

                  Charles Eng, Assistant Treasurer - Age 36. Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Treasurer, Chase Manhattan Bank (1997-1998); Assistant Manager, BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1996).

                  Amy Lau, Assistant Treasurer - Age 34. Fund Administration Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

         Trustees of the Funds not affiliated with IMFC or IFD receive from the Funds an annual retainer of $2,500.00 and a fee of $625.00 for Board of Trustees meetings and Board committee meeting of the Funds attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with IMFC or IFD do not receive compensation from the Funds.

Investment Manager

         ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380, serves as the Manager of the Funds. IMFC is a wholly owned subsidiary of ING America Insurance Holdings, Inc. which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING Group"). Under the Management Agreement, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging Sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser, as well as performing the necessary allocations in relation to the Fund of Funds. The Manager will make recommendations to the Board of Trustees concerning changes to (a) the underlying funds in which the Fund of Funds may invest, (b) the percentage range of assets that may be invested by each Fund of Fund in any one underlying fund and (c) the percentage range of assets of any Fund of Fund that may be invested in equity funds and fixed income funds (including money market funds). The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Sub-Advisers are affiliated with the Manager and the Distributor by reason of common ownership. IMFC also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

                  Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of

Trustees or the shareholders of the Fund or by the Manager, upon 60 days' written notice by any party to the agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

                  The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Management Agreement, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its obligations under the Advisory Agreement.

                  The Manager also serves as investment adviser to each of the underlying funds in which the Fund of Funds may invest and is responsible for the selection and management of each of the underlying fund's investments. Decisions to buy and sell shares of the underlying funds for the Funds of Funds are made by Investment Manager, subject to the overall supervision and review of the portfolios' Board of Directors.

                  Each Fund of Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the fund's average net assets:

                UNDERLYING FUND                                             MANAGEMENT FEES
                ING Large Cap Growth Fund                                   0.75%

                ING Growth & Income Fund                                    0.75%

                ING Mid Cap Growth Fund                                     1.00%

                ING Small Cap Growth Fund                                   1.00%

                ING Global Brand Names Fund                                 1.00%

                ING International Equity Fund                               1.25%

                ING European Equity Fund                                    1.15%

                ING Focus Fund                                              1.00%

                ING Global Information Technology Fund                      1.25%

                ING Internet Fund                                           1.25%

                ING Emerging Markets Equity Fund                            1.25%

                ING Global Communications Fund                              1.00%

                ING Intermediate Bond Fund                                  0.50%

                ING High Yield Fund                                         0.65%

                ING International Bond Fund                                 1.00%

                ING Money Market Fund                                       0.25%

                  An affiliate of the Manager has made a significant investment in the underlying funds. The affiliate may redeem its investment in the applicable Funds at any time. Such redemption may have an adverse effect on such Funds. In addition, certain provisions of the 1940 Act may prohibit the Funds from investing in securities issued by affiliates of the ING Group. Such restrictions may adversely effect the Funds.

Sub-Advisers

                  ING Investment Management LLC ("IIM") serves as Sub-Adviser to the ING Growth & Income Fund. Located in Atlanta, Georgia, IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to affiliated insurance companies.

                  Baring International Investment Limited ("BIIL") serves as Co-Sub-Adviser to the ING International Equity Fund. Located in London, BIIL is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"), the parent of the worldwide group of investment management companies that operate under the collective name, Baring Asset Management (the "BAM Group").

                  Baring Asset Management, Inc. ("BAM") serves as Sub-Adviser to the ING Large Cap Growth Fund and acts as Co-Sub-Adviser to the ING International Equity Fund. Located at 125 High Street, Boston, Massachusetts 02110, BAM is a wholly-owned subsidiary of BAMHL.

                  Baring Asset Management (Asia) Limited ("BAML") acts as Co-Sub-Adviser to the ING International Equity Fund. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAML is a wholly-owned subsidiary of BAMHL.

                  ING Investment Management Advisors B.V. ("IIMA"), serves as Sub-Adviser to the ING Global Brand Names Fund. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

Distribution of Fund Shares

                  ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, PA 19380, serves as distributor and principal underwriter of the Funds. As distributor, IFD is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered on a continuous basis. IFD is affiliated with the Manager and the Sub-Advisers by reason of common ownership.

Transfer Agent, Fund Accountant and Account Services

                  ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting and other services. ING Fund Services is an affiliate of the Manager and the Distributor by reason of common ownership. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. ING Fund Services has retained DST Systems, Inc. ("DST") to act as the Funds' transfer agent and PFPC Inc. ("PFPC") to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, Missouri 64105, and PFPC is located at 400 Bellvue Parkway, Wilmington, DE 19809. For their services as transfer agent and fund accounting agent, DST and PFPC, respectively, receive a fee from ING Fund Services (and not the Funds) on a monthly basis.

Rule 12b-1 Distribution Plan

                  Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.25% of average net assets attributable to that Fund's shares.

                  The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Funds, the Board of Trustees may allow the Funds to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.

                  Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

                  The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event the Plan of Distribution is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board of Trustees may allow the Funds to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the

Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

                  In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan of Distribution should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

                  John J. Pileggi, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plan of Distribution and the Implementation Agreements.

DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund's shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                  The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Funds. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

                  The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                  Each equity security held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

                  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Prospectus contains a general description of how investors may buy shares of the Funds and states whether the Funds offer more than one class of shares. This SAI contains additional information which may be of interest to investors.

                  The obligation of each Fund to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Funds will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. When redemption requests exceed such amount, however, the Funds reserve the right to make part or all of the payment in the form of readily marketable securities or other assets of the Fund. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Fund is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.

                  Redemption of shares, or payment, may be suspended at times
(a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Funds will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                  The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges.

                  The Trust may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

                  The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

                  Each Fund ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Fund's net asset value per share next computed on the day on which the separate account processes such transactions. Each Fund effects orders to purchase or redeem its shares that are not based on such transactions at the Fund's net asset value per share next computed on the day on which the Fund receives the orders.

                  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.


                             PORTFOLIO TRANSACTIONS

                  Investment decisions for the Funds and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

                  Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.

                  The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

                  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                  The Sub-Adviser may allocate purchase and sales order for portfolio securities to broker-dealers that are affiliated with the Manager or the Distributor in agency transactions if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

Portfolio Turnover

                  Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

                  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS. The Funds declare and distribute dividends representing substantially all net investment income as follows:

                                                                  DIVIDEND DECLARED             DIVIDENDS
                                                                                                   PAID
        ING Large Cap Growth Fund                                      annually                  annually

        ING Growth & Income Fund                                      quarterly                 quarterly

        ING International Equity Fund                                  annually                  annually

        ING Global Brand Names Fund                                    annually                  annually

        ING Income Allocation Fund                                     monthly                   monthly

        ING Balanced Allocation Fund                                  quarterly                 quarterly

        ING Growth Allocation Fund                                    quarterly                 quarterly

        ING Aggressive Growth Allocation Fund                          annually                  annually

                  All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

                  TAX MATTERS. Each Fund of the Trust is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

                  In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

                  Any Fund's transactions in non-equity options, forward contracts, futures contracts and foreign currency will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of fund securities and convert short-term capital losses into long-term capital losses. These losses could therefore affect the amount, timing and character of distributions.

                  The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

                  Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

                  Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

                  Each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

                  The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

                  As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least
(i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2).

                  Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.


                                OTHER INFORMATION

Capitalization

                  The Trust is a Delaware business trust established under a Trust Instrument dated July 15, 1999 and currently consists of eight separately managed portfolios, all of which are discussed in this SAI. Each portfolio is comprised of one class of shares.

                  The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

                  In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Code of Ethics

                  The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

Voting Rights

                  Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                  The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                  Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

Custodian

                  State Street Bank and Trust Company acts as custodian of the Trust's assets. The Trustees of the Funds have reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

Yield and Performance Information

                  The Funds may, from time to time, include their yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

                  Quotations of yield for the Funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                            a - b       6
                  YIELD = 2[( ---- +1 )  - 1]
                             cd

                  where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                        n
                  P(l+T) = ERV

                  (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

                  Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

                  In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Performance of the Underlying Funds

                  The following chart shows the average annual total return (unaudited) for the longest outstanding class of shares for each of the underlying funds in which the Fund of Funds may invest for the most recent one-, five-, and ten-year periods (or since inception if shorter and giving effect to the maximum applicable sales charges), the 30-day yields for income-oriented funds and the 7-day yields for Money Market funds, in each case for the period ended March 31, 2000.

                                                                      ONE-YEAR                  SINCE INCEPTION
     ING Large Cap Growth Fund                                         13.44%                       21.70%

     ING Growth & Income Fund                                           9.62%                       13.69%

     ING Mid Cap Growth Fund                                           28.43%                       19.00%

     ING Small Cap Growth Fund                                         65.26%                       48.350%

     ING Global Brand Names Fund                                       12.86%                       19.50%

     ING International Equity Fund                                     24.26%                       24.76%

     ING European Equity Fund                                          13.17%                       13.58%

     ING Focus Fund                                                    15.57%                       27.33%

     ING Global Information Technology Fund                            147.85%                      137.07%

     ING Internet Fund                                                  1.25%                      119.99%*

     ING Emerging Markets Equity Fund                                    --                        (9.80)%*

     ING Global Communications Fund                                      --                        (10.65)%*



     ING Intermediate Bond Fund                                        % (30-day period ended March 31, 2000)

     ING High Yield Fund                                               % (30-day period ended March 31, 2000)

     ING International Bond Fund                                       % (30-day period ended March 31, 2000)

     ING Money Market Fund                                           5.38% (7-day period ended March 31, 2000)
                                                                              (effective yield 5.53%)


* Cumulative total returns. The underlying funds are in operations for less than one year.

                  The Fund of Funds will invest only in Class I shares of the underlying ING Funds and, accordingly, will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the underlying funds. The Fund of Funds, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to Class I shareholders. The investment returns of each portfolio, therefore, will be net of the expense of the underlying funds in which it is invested. The following chart shows the expense ratios applicable to Class I shareholders of each underlying fund held by a portfolio, based on net operating expenses for its most recent fiscal year:

                UNDERLYING FUND                                             EXPENSE RATIO
                ING Large Cap Growth Fund                                   0.74%

                ING Growth & Income Fund                                    0.77%

                ING Mid Cap Growth Fund                                     0.95%

                ING Small Cap Growth Fund                                   0.88%

                ING Global Brand Names Fund                                 0.98%

                ING International Equity Fund                               1.04%

                ING European Equity Fund                                    1.07%

                ING Tax Efficient Equity Fund                               0.75%

                ING Focus Fund                                              0.85%

                ING Global Information Technology Fund                      1.04%

                ING Internet Fund                                           1.04%

                ING Emerging Markets Equity Fund                            1.15%

                ING Global Communications Fund                              0.98%

                ING Intermediate Bond Fund                                  0.64%

                ING High Yield Fund                                         0.69%

                ING International Bond Fund                                 1.06%

                ING Money Market Fund                                       0.31%

Other Performance Comparisons

                  The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, the Russell 2000 or, in the case of the ING Money Market Fund, iMoneyNet, Inc. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from editorials or articles about the Funds or the Funds' managers.

                  The Funds may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the Funds' investment advisers or portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

                  In addition, the Funds may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

Legal Counsel

                  Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel to the Trust. Paul, Weiss, Rifkind, Wharton & Garrison's address is 1285 Avenue of the Americas, New York, NY 10169-6064.

Independent Auditors

                  Ernst & Young LLP serves as the independent auditors for the Funds. Ernst & Young LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. Ernst & Young LLP's address is 787 Seventh Avenue, New York, NY 10019.

Registration Statement

                  This SAI and the Prospectus do not contain all the information included in the Funds' Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                         REPORT OF INDEPENDENT AUDITORS





To the Shareholder and Board of Trustees
ING Variable Insurance Trust

We have audited the accompanying statements of assets, liabilities and capital of ING International Equity Fund and ING Global Brand Names Fund (two of the funds comprising the ING Variable Insurance Trust (the "Trust")) as of April 10, 2000. These statements of assets, liabilities and capital are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of assets, liabilities and capital based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets, liabilities and capital are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets, liabilities and capital referred to above, present fairly, in all material respects, the financial position of each of the respective funds constituting ING Variable Insurance Trust at April 10, 2000, in conformity with accounting principles generally accepted in the United States.



                                                /s/ ERNST & YOUNG LLP
                                                  ERNST & YOUNG LLP

New York, New York
April 11, 2000

                          ING VARIABLE INSURANCE TRUST
                  STATEMENTS OF ASSETS, LIABILITIES AND CAPITAL
                                 APRIL 10, 2000


                                                            ING                ING
                                                        INTERNATIONAL      GLOBAL BRAND
                                                         EQUITY FUND         NAMES FUND
ASSETS:
    Cash                                                   $50,000            $50,000
                                                           -------            -------
LIABILITIES:                                                  --                 --
                                                           =======            =======
CAPITAL:
    Shares of beneficial interest outstanding;
    unlimited amount of shares authorized                  $50,000            $50,000
                                                           -------            -------
NET ASSETS                                                 $50,000            $50,000
                                                           =======            =======
SHARES OUTSTANDING                                           5,000              5,000
OFFERING AND REDEMPTION PRICE PER SHARE                    $ 10.00            $ 10.00
                                                           =======            =======



See Notes to Statements of Assets, Liabilities and Capital.

                          ING VARIABLE INSURANCE TRUST
             NOTES TO STATEMENTS OF ASSETS, LIABILITIES AND CAPITAL
                                 APRIL 10, 2000

1.       ORGANIZATION

         The ING Variable Insurance Trust (the "Trust") was organized as a Delaware business trust on July 15, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of eight series and has initially seeded two series, the ING International Equity Fund and ING Global Brand Names Fund (collectively the "Funds" and individually a "Fund"). The other series not yet seeded are ING Large Cap Growth Fund, ING Growth & Income Fund, ING Income Allocation Fund, ING Balanced Allocation Fund, ING Growth Allocation Fund, and ING Aggressive Growth Allocation Fund. The Trust is authorized to issue an unlimited number of shares. Shares of the Trust are offered to separate accounts as an investment medium for variable contracts issued by life insurance companies. The Trust has had no operations since July 15, 1999 other than matters relating to its organization and registration.

         ORGANIZATION EXPENSES. All costs incurred by the Trust in connection with the organization of the Funds and the initial public offering of shares of the Funds, principally professional and printing fees, has been borne by ING Mutual Funds Management Co. LLC.

2.       RELATED PARTY TRANSACTIONS

         ING Mutual Funds Management Co. LLC ("IMFC") will serve as the investment manager of the Funds. As the investment manager of the Funds, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the sub-adviser. IMFC also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust will pay IMFC a fee applied to the average daily net assets of each Fund, computed daily and paid monthly, at an annual rate as follows:

         Fund                                      Annual Rate
         -----------------------------             -----------
         ING International Equity Fund                1.25%
         ING Global Brand Names Fund                  1.00%

         Pursuant to the Expense Limitation Agreement, IMFC has contractually agreed to waive a portion of its advisory fees and if necessary reimburse each Fund's operational expenses so that net expenses do not exceed 1.26% for ING International Equity Fund and 1.23% for ING Global Brand Names Fund until December 31, 2000.

         The Trust also has adopted a Distribution Plan under which the Trust's shares will be continuously offered by ING Funds Distributor, Inc., an affiliate of IMFC. Pursuant to the Distribution Plan, the Funds pay ING Funds Distributor, Inc. for advertising, marketing and distributing such shares at an annual rate of 0.15% of the average daily net assets of each Fund. ING Funds Distributor, Inc. may pay financial institutions, broker/dealers and other institutions, in respect of these services.

         ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services up to $40,000 for fund accounting services plus out of pocket expenses, and $17 per account for transfer agent services plus out of pocket expenses.

         Certain Trustees and officers of the Trust are affiliated with IMFC. Such persons are not paid directly by the Trust for serving in those capacities.

3. FEDERAL INCOME TAXES: Each of the Funds intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income (including realized capital gains) to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                            PART C. OTHER INFORMATION


Item 23. Exhibits
         --------
              (a)      --     Trust Instrument (1)

              (b)      --     By-Laws of Registrant (1)

              (c)      --     The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the
                              By-Laws referenced in Exhibit (b) above.

           (d)(1)      --     Form of Management Agreement between Registrant and ING Mutual Funds Management Co. LLC (the
                              "Manager") (1)

           (d)(2)      --     Form of Sub-Advisory Agreement between the Manager and Baring Asset Management, Inc. (1)

           (d)(3)      --     Form of Sub-Advisory Agreement between the Manager and Baring International Investment Limited (1)

           (d)(4)      --     Form of Sub-Advisory Agreement between the Manager and Baring Asset Management (Asia) Limited (1)

           (d)(5)      --     Form of Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V. (1)

           (d)(6)      --     Form of Sub-Advisory Agreement between the Manager and ING Investment Management LLC (1)

              (e)      --     Form of Distribution Agreement between Registrant and ING Funds Distributor, Inc. (1)

              (f)      --     None

              (g)      --     Form of Custody Agreement between State Street Bank and Trust Company and Registrant (1)

           (h)(1)      --     Form of Fund Services Agreement between Registrant and ING Fund Services Co. LLC (1)

           (h)(2)      --     Form of Services Agreement between ING Fund Services Co. LLC and PFPC Inc. (1)

           (h)(3)      --     Form of Participation Agreement among __________, the Registrant and ING Fund Distributor, Inc. (1)

              (i)      --     Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to the Trust, regarding the legality of the securities being issued (1)

              (j)      --     Consent of Ernst & Young LLP, independent auditors (1)

              (k)      --     None


              (l)      --     Form of Purchase Agreement (1)

              (m)      --     Form of Rule l2b-l Distribution Plan and Agreement (1)

              (n)      --     None

              (p)      --     Code of Ethics (1)

              (q)      --     Power of Attorney (1)

------------
(1)      Filed herewith.


Item 24.     Persons Controlled by or under Common Control with the Fund.

        None.


Item 25.     Indemnification.

    Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

    The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

    Section 12 of the Management Agreement between Registrant and Manager,
    Section 10 of the Sub-Advisory Agreement with Baring Asset Management, Inc.,
    Section 11 of the Sub-Advisory Agreement with Baring International Investment Limited and Baring Asset Management (Asia) Limited, Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, and Section 1.11 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.


Item 26.     Business and Other Connections of the Investment Adviser

        ING Mutual Funds Management Co. LLC is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Group"). The principal place of business address of the Manager is 1475 Dunwoody Drive, West Chester, PA 19380. The directors and executive officers of the Manager and such executive officers' positions during the past two years are as follows:

                  John J. Pileggi, President, Chief Executive Officer and Director of the Manager since September 1998. Chief Executive Officer of ING Fund Services Co. LLC since September 1998. Senior Managing Director and Member of the Board of Directors of Furman Selz LLC, May 1984 to September 1998.

                  Alexander H. Rinnooy-Kan, Director of the Manager since September 1998. Member of Executive Board of ING Groep N.V. since September 1996.

                  Glenn Hilliard, Director of the Manager since September 1998. Chairman and Chief Executive Officer of ING Financial Services International North America, January 1993 to present.

                  Frederick S. Hubbell, Director of the Manager since September 1998. Member of Executive Board of ING Groep N.V. since January 1999. General Manager of ING Financial Services International from September 1997 to January 1999.

                  Donald E. Brostrom, Executive Vice President and Chief Operating Officer of the Manager since September 1998. Chief Financial Officer of ING Fund Services Co. LLC. since September 1998. Managing of Directors of Furman Selz LLC, February 1986 to September 1998.

                  Louis S. Citron, Senior Vice President and General Counsel of the Manager . since September 1998. Vice President of ING Fund Services Co. LLC. since September 1998. Attorney with Kramer, Levin, Naftalis & Frankel, September 1994 to July 1998.

                  Alan G. Holden, Senior Vice President and Chief Marketing Officer of the Manager since September 1998. Marketing Director of Oppenheimer Funds, Inc., October 1992 to August 1998.

             Jay Peters, Senior Vice President and Chief Technology Officer of the Manager since September 1998. Vice President of ING Fund Services Co. LLC since September 1998. Manager of Information Technology at Furman Selz LLC, prior to September 1998.

             Alan Lordi, Senior Vice President of the Manager since October 1999. Vice President and Portfolio Manager of Sefton Capital Management from January 1997 to July 1999.

             Peter J. DeMarco, Senior Vice President of the Manager since November 1999. Executive Vice President, Reich & Tang Funds October 1995 to November 1999.

             James W. MacCune, Vice President of the Manager since September 1998. Vice President of ING Fund Services Co. LLC since September 1998. Manager of Mutual Fund Operations at Furman Selz LLC from May 1998 to September 1998. Manager of Mutual Fund Relations at Lazard Freres & Co. LLS from October 1996 to May 1998.

             Ralph G. Norton, III, Vice President of the Manger since March 1999. Managing Editor, Standard & Poor's from December 1996 to March 1999.

             Cynthia M. Schaus, Vice President of Corporate Communication and Strategy of the Manager since March 1999. Assistant Vice President of ING FSI North America, US Retail Financial Services, October 1997 to March 1999.

             Stuart H. Quillman, Vice President of Marketing of the Manager since November 1998. Manager, Corporate Communications at Pilgrim, Baxter & Associates, October 1997 to October 1998.


Item 27.     Principal Underwriters

             (a) ING Funds Distributor, Inc. also acts as the distributor for the ING Funds Trust, as well as the following unit investment trust:

                      Municipal Securities Trust, Series 49
                      Municipal Securities Trust, Series 52
                      Municipal Securities Trust, Series 53

                      Municipal Securities Trust, 1st Discount Series

                      Municipal Securities Trust, Multi-State Series 38 (NY) Municipal Securities Trust, Multi-State Series 41 (VA) Municipal Securities Trust, Multi-State Series 42 (NY, VA) Municipal Securities Trust, Multi-State Series 43 (VA) Municipal Securities Trust, Multi-State Series 44 (CA, VA) Municipal Securities Trust, Multi-State Series 45 (VA) Municipal Securities Trust, Multi-State Series 46 (CA, FL,
                      VA)

                      Insured Municipal Securities Trust, Series 27 Insured Municipal Securities Trust, Series 30 Insured Municipal Securities Trust, Series 31 Insured Municipal Securities Trust, Series 32 Insured Municipal Securities Trust, Series 33

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 2

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 3

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 5

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 6

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 8

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 9

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 10

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 11

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 12

                      Insured Municipal Securities Trust, New Jersey Navigator Insured Series 13


                      Insured Municipal Securities Trust, New York Navigator Insured Series 11

                      Insured Municipal Securities Trust, New York Navigator Insured Series 12

                      Insured Municipal Securities Trust, New York Navigator Insured Series 13

                      Insured Municipal Securities Trust, New York Navigator Insured Series 14

                      Insured Municipal Securities Trust, New York Navigator Insured Series 15

                      Insured Municipal Securities Trust, New York Navigator Insured Series 16

                      Insured Municipal Securities Trust, New York Navigator Insured Series 17

                      Insured Municipal Securities Trust, Pennsylvania Navigator Insured Series

                      Equity Securities Trust, Series 4, Equit's

                      Equity Securities Trust, Series 20, Municipal Series Symphony Series

                      Equity Securities Trust, Series 21, Gabelli Entertainment & Media Trust II

                      Equity Securities Trust, Series 23, Municipal Symphony Series II, (CA and NY Portfolio)

                      Equity Securities Trust, Series 24, Municipal Symphony Series III

                      Equity Securities Trust, Series 25, Symphony Series, Zacks All-Stars Analysts Trust V

                      Equity Securities Trust, Signature Series, Reich & Tang Growth and Value Trust II

                      McLaughlin, Piven, Vogel Family of Trusts, The Pinnacle Trust, Large Cap Series II

                      McLaughlin, Piven, Vogel Family of Trusts, The Pinnacle Growth Strategy Trust

                      McLaughlin, Piven, Vogel Family of Trusts, MPV Industrial Trust

                      McLaughlin, Piven, Vogel Family of Trusts, MPV Technology Trust

                      McLaughlin, Piven, Vogel Family of Trusts, Industrial Trust Series II

                      McLaughlin, Piven, Vogel Family of Trusts, Technology Trust Series II

                      McLaughlin, Piven, Vogel Family of Trusts, Pinnacle Trust Large Cap Series III

                      McLaughlin, Piven, Vogel Family of Trusts, Industrial Trust Series III

                      McLaughlin, Piven, Vogel Family of Trusts, Technology Trust Series III


                      The Pinnacle Family of Trusts, Large Cap Series IV

                      The Pinnacle Family of Trusts, Industrial Series IV

                      The Pinnacle Family of Trusts, Technology Trust Series IV

                      The Pinnacle Family of Trusts, Internet Trust Series 1


                      Schwab Trusts, Schwab Ten Trust, 1999 Series A

                      Schwab Trusts, Schwab Ten Trust, 1999 Series B

                      Schwab Trusts, Schwab Ten Trust, 2000 Series A

             (b)

                     -----------------------------------    ---------------------------    ------------------------
                        Name and Principal Business           Positions and Offices         Position and Offices
                                  Address                        with Underwriter                 with Fund
                     -----------------------------------    ---------------------------    ------------------------
                     John J. Pileggi*                       CEO and Director               President, CEO and
                                                                                           Trustee
                     -----------------------------------    ---------------------------    ------------------------
                     Donald E. Brostrom*                    Treasurer, CFO and Director    Treasurer
                     -----------------------------------    ---------------------------    ------------------------
                     Mitchell Jay Mellen*                   President and Director         None
                     -----------------------------------    ---------------------------    ------------------------
                     Peter J. DeMarco                       Senior Vice President          None
                     600 Fifth Avenue
                     New York, New York 10022
                     -----------------------------------    ---------------------------    ------------------------
                     Rachelle I. Rehner*                    Secretary                      Secretary
                     -----------------------------------    ---------------------------    ------------------------
                     Gary Taiariol*                         Assistant Treasurer            None
                     -----------------------------------    ---------------------------    ------------------------
                     Eric Rubin                             Senior Vice President and      None
                     4802 East Ray Road                     Director
                     Suite 22-228
                     Phoenix, Arizona 85044
                     -----------------------------------    ---------------------------    ------------------------

                      * 1475 Dunwoody Drive, West Chester, PA 19380

             (c)      Not applicable.

Item 28.     Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

     (1) ING Variable Insurance Trust, 1475 Dunwoody Drive, West Chester, PA 19380 (records relating to the Trust)

     (2) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of the investment manager) and 600 Fifth Avenue, New York, NY 10020 (records of the investment manager relating to its UIT business)

     (3) ING Funds Distributor, Inc. 1475 Dunwoody Drive, West Chester, PA 19380 (records of principal underwriter) and 600 Fifth Avenue, New York, NY 10020 (records of principal underwriter relating to its UIT business)

     (4) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser for ING Large Cap only)

     (5) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser for ING International Equity only)

     (6) Baring Asset Management (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser for ING International Equity only)

     (7) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser for ING Global Brand Names only)

     (8) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser for ING Global Brand Names only)

     (9) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian)

     (10) DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

     (11) PFPC Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as fund accounting agent)

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 11th day of April, 2000.

                                        ING VARIABLE INSURANCE TRUST


                                        By: /s/ John J. Pileggi
                                           -------------------------
                                           John J. Pileggi
                                           Trustee, President and
                                           Chief Executive Officer


                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                Title                                  Date
---------                                -----                                  ----
/s/ John J. Pileggi                      Trustee, President                     April 11, 2000
-----------------------------------      and Chief Executive Officer
John J. Pileggi

/s/ Donald E. Brostrom                   Treasurer                              April 11, 2000
-----------------------------------
Donald E. Brostrom

/s/ Joseph N. Hankin*                    Trustee
-----------------------------------
Joseph N. Hankin

/s/ Jack D. Rehm*                        Trustee
-----------------------------------
Jack D. Rehm

/s/ Blaine E. Rieke*                     Trustee
-----------------------------------
Blaine E. Rieke

/s/ Richard A. Wedemeyer*                Trustee
-----------------------------------
Richard A. Wedemeyer

/s/ Louis S. Citron                                                             April 11, 2000
-----------------------------------
Louis S. Citron
Attorney-in-Fact*


------------
* Power of Attorney filed herewith.

                                    EXHIBITS


Exhibits

(a)     Trust Instrument

(b)     By-Laws of Registrant

(d)(1) Form of Management Agreement between Registrant and ING Mutual Funds Management Co. LLC (the "Manager")

(d)(2) Form of Sub-Advisory Agreement between the Manager and Baring Asset Management, Inc.

(d)(3) Form of Sub-Advisory Agreement between the Manager and Baring International Investment Limited

(d)(4) Form of Sub-Advisory Agreement between the Manager and Baring Asset Management (Asia) Limited

(d)(5) Form of Sub-Advisory Agreement between the Manager and ING Investment Management Advisors B.V.

(d)(6) Form of Sub-Advisory Agreement between the Manager and ING Investment Management LLC

(e) Form of Distribution Agreement between Registrant and ING Funds Distributor, Inc.

(g) Form of Custody Agreement between State Street Bank and Trust Company and Registrant

(h)(1) Form of Fund Services Agreement between Registrant and ING Fund Services Co. LLC

(h)(2)  Form of Services Agreement between ING Fund Services Co. LLC and PFPC
        Inc.

(h)(3) Form of Participation Agreement among __________, the Registrant and ING Fund Distributor, Inc.

(i) Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to the Trust, regarding the legality of the securities being issued

(j)     Consent of Ernst & Young LLP, independent auditors

(l)     Form of Purchase Agreement

(m)     Form of Rule l2b-l Distribution Plan and Agreement

(p)     Code of Ethics

(q)     Power of Attorney